Revenue - Contract balances information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Balances [Line Items]
Trade receivables (See Note 29)			€ 66,814
Contract assets – current (See Note 22)	€ 53,541	€ 39,714
Contract assets – non-current (See Note 22)	10,268	9,077
Contract liabilities – current (See Note 33)	199,900	185,681
Contract liabilities – non-current (See Note 33)	17,271	13,485
Contract balances [member]
Contract Balances [Line Items]
Trade receivables (See Note 29)	133,556	166,097
Contract assets – current (See Note 22)	53,541	39,714
Contract assets – non-current (See Note 22)	10,268	9,077
Contract liabilities – current (See Note 33)	199,900	185,681
Contract liabilities – non-current (See Note 33)	€ 17,271	€ 13,485